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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2007

Check here if Amendment [ ]; Amendment Number:
                                               ----------
This Amendment (Check only one.):   [ ] is a restatement.
                                    [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      HL Investment Advisors, LLC
Address:   200 Hopmeadow Street
           Simsbury, CT 06089

Form 13F File Number:
                      ---------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Colleen Pernerewski
Title:   Chief Compliance Officer, HL Investment Advisors, LLC
Phone:   860-843-8929

Signature, Place, and Date of Signing:


/s/ Colleen Pernerewski            Simsbury, CT             August 3, 2007
--------------------------------   ----------------------   --------------------
[Signature]                        [City, State]            [Date]

Report Type (Check only one.):

[ ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[X] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

     Form 13F File Number   Name

           28-04557         Wellington Management Company, LLP
           28-06652         Hartford Investment Management Company
           28-10469         Lazard Asset Management, LLC
           28-00399         State Street Corporation
           28-05792         Kayne Anderson Rudnick Investment Management, LLC
           28-04771         Wachovia Corporation